Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Jun. 30, 2024
Notes to the consolidated statement of cash flows
Summary of liabilities from financing activities

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Interest payments on financial liabilities	(386)	(612)	(998)
Lease payments	—	(5,425)	(5,425)
Change in Cash Flow	(386)	(6,037)	(6,423)

Net debt as of July 1, 2021	—	14,147	14,147

Additions (Disposals)	(772)	1,211	439
Interest expenses	386	612	998
Total change in liabilities	(386)	1,823	1,437

Net debt as of June 30, 2022	—	22,007	22,007

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Interest payments on financial liabilities	(43)	(2,416)	(2,460)
Lease payments		(4,059)	(4,059)
Change in Cash Flow	(43)	(6,475)	(6,519)

Net debt as of July 1, 2022	—	22,007	22,007

Additions (Disposals)	(86)	26,772	26,686
Interest expenses	43	2,417	2,460
Total change in liabilities	(43)	29,189	29,146

Net debt as of June 30, 2023	—	57,672	57,672

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Total
Interest payments on financial liabilities	(1,856)	(2,916)	(4,772)
Lease payments	—	(7,925)	(7,925)
Change in Cash Flow	(1,856)	(10,841)	(12,697)

Net debt as of July 1, 2023	—	57,672	57,672

Additions (Disposals)	(3,712)	(21,663)	(25,375)
Interest expenses	1,856	2,916	4,772
Total change in liabilities	(1,856)	(18,747)	(20,603)

Net debt as of June 30, 2024	—	49,765	49,765